Description of the Plan (Details) - EBP 000	9 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Service period	6 months
Matching percentage	50.00%
Employee compensation matched percentage	6.00%
Maximum annual compensation to total compensation matched percentage	100.00%
Effective matched percentage	3.00%
Vesting service period	6 years
Employer contribution vesting percentage	100.00%
Annual increase percentage	1.00%
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing amount, percentage to total account	50.00%
Primary residence borrowing term	10 years
Basis spread rate	1.00%
Cash out limit	$ 1,000
Retirement age | yr	59.5
Decrease from employer contribution	$ 108,000
Decrease from administrative expense	50,125
Forfeited nonvested account	$ 2,038	$ 47,055
Maximum
EBP, Description of Plan [Line Items]
General loan borrowing term	5 years
Participant loan interest rate	9.50%
Minimum
EBP, Description of Plan [Line Items]
General loan borrowing term	1 year
Participant loan interest rate	3.50%
EBP, Vesting Period 1
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	0.00%
EBP, Vesting Period 1 | Maximum
EBP, Description of Plan [Line Items]
Vesting service period	2 years
EBP, Vesting Period 2
EBP, Description of Plan [Line Items]
Vesting service period	2 years
Employer contribution vesting percentage	20.00%
EBP, Vesting Period 3
EBP, Description of Plan [Line Items]
Vesting service period	3 years
Employer contribution vesting percentage	40.00%
EBP, Vesting Period 4
EBP, Description of Plan [Line Items]
Vesting service period	4 years
Employer contribution vesting percentage	60.00%
EBP, Vesting Period 5
EBP, Description of Plan [Line Items]
Vesting service period	5 years
Employer contribution vesting percentage	80.00%
EBP, Vesting Period 6
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
EBP, Vesting Period 6 | Minimum
EBP, Description of Plan [Line Items]
Vesting service period	6 years